Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (loss) before income tax from continuing operations
Non-PRC	$ 5,866	$ (7,337)	$ (16,308)
PRC	210,751	78,157	62,891
Total	$ 216,617	$ 70,820	$ 46,583